UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end April 30

Date of reporting period: May 1, 2024 – October 31, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Semi-Annual Shareholder Report - October 31, 2024

Monongahela All Cap Value Fund

MCMVX

Fund Overview

This semi-annual shareholder report contains important information about the Monongahela All Cap Value Fund for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at www.Moncapfund.com. You can also request this information by contacting us at (855) 392-9331.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monongahela All Cap Value Fund	$44	0.85%

How did the Fund perform in the last six months?

We offer this semi-annual report for the Monongahela All Cap Value Fund (the “Fund”) for the period from May 1, 2024 to October 31, 2024 (the “period”). During the period the Fund was up 8.01%, the S&P 500 Index (an index of the 500 largest publicly traded companies in the US weighted by market capitalization) was up 14.08% and the Russell 2000 Value Index (an Index that tracks the performance of small capitalization value companies) was up 11.59%.

The Fund underperformed the S&P 500 Index and the Russell 2000 Value Index for the period primarily due to sector weighting.

Compared to the S&P 500 Index, the Fund was underweighted in Information Technology and Financials sectors and overweighted in Consumer Staples and Industrials sectors.

Compared to the Russell 2000 Value Index, the Fund was significantly underweighted in the Financial sector (6.9% vs. 28.14%) and overweighted in the Consumer Staples Sector (17.1% vs 2.06%).

With our bottom-up approach to security analysis, we try to identify equities trading below intrinsic value and priced with a margin of safety. In that view, we have increased our exposure to Consumer Staples, adding The Estee Lauder Cos., Inc, The Hershey Co. and increasing our position in Lamb Weston Holdings Inc. and WK Kellogg Co. We have added Coherent Corp. to our Information Technology sector. Leadership is a key metric for us and we were pleased with the appointment of James Anderson as the new CEO for Coherent Corp. on June 3rd, 2024.

Our current allocation reflects our perception of value going forward, mindful of risk.

Total Return Based on a $10,000 Investment

Date	Monongahela All Cap Value Fund	S&P 500® Index	Russell 2000® Value Index
10/31/14	$10,000	$10,000	$10,000
01/31/15	$10,008	$9,936	$9,800
04/30/15	$10,326	$10,440	$10,205
07/31/15	$10,220	$10,586	$10,019
10/31/15	$9,858	$10,520	$9,712
01/31/16	$9,331	$9,869	$8,826
04/30/16	$10,264	$10,566	$9,827
07/31/16	$10,848	$11,181	$10,579
10/31/16	$10,955	$10,994	$10,568
01/31/17	$12,158	$11,847	$12,376
04/30/17	$12,643	$12,459	$12,498
07/31/17	$12,955	$12,974	$12,612
10/31/17	$13,550	$13,593	$13,190
01/31/18	$14,778	$14,976	$13,608
04/30/18	$13,826	$14,112	$13,314
07/31/18	$14,728	$15,081	$14,424
10/31/18	$13,867	$14,591	$13,112
01/31/19	$14,457	$14,629	$12,994
04/30/19	$15,170	$16,016	$13,606
07/31/19	$15,138	$16,286	$13,311
10/31/19	$15,668	$16,681	$13,534
01/31/20	$16,142	$17,802	$13,563
04/30/20	$14,069	$16,154	$10,361
07/31/20	$15,696	$18,233	$11,194
10/31/20	$16,120	$18,301	$11,650
01/31/21	$19,562	$20,872	$15,789
04/30/21	$22,079	$23,582	$18,543
07/31/21	$22,452	$24,878	$18,324
10/31/21	$22,226	$26,155	$19,141
01/31/22	$22,587	$25,734	$18,119
04/30/22	$21,698	$23,632	$17,322
07/31/22	$21,747	$23,724	$17,451
10/31/22	$20,798	$22,334	$17,087
01/31/23	$22,391	$23,619	$18,024
04/30/23	$21,716	$24,262	$15,938
07/31/23	$23,079	$26,812	$18,139
10/31/23	$20,811	$24,599	$15,391
01/31/24	$23,695	$28,536	$18,007
04/30/24	$25,301	$29,760	$18,174
07/31/24	$27,039	$32,750	$20,983
10/31/24	$27,329	$33,950	$20,280

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Monongahela All Cap Value Fund	31.32%	11.77%	10.58%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$33,716,277
# of Portfolio Holdings	56
Portfolio Turnover Rate	7%
Investment Advisory Fees (Net of fees waived)	$27,263

Sector Weightings

(% total investments)

Value	Value
Money Market Fund	1.3%
Utilities	1.0%
Materials	2.8%
Energy	4.3%
Financials	6.9%
Consumer Discretionary	14.0%
Information Technology	14.1%
Health Care	15.4%
Consumer Staples	17.1%
Industrials	23.1%

Top Ten Holdings

(% of total investments)

Curtiss-Wright Corp.	4.09%
Williams-Sonoma, Inc.	3.98%
Westinghouse Air Brake Technologies Corp.	3.63%
Revvity, Inc.	3.61%
MetLife, Inc.	3.38%
Rockwell Automation, Inc.	3.36%
Merck & Co., Inc.	3.19%
Hubbell, Inc.	3.17%
Hologic, Inc.	3.12%
Lindsay Corp.	3.11%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.Moncapfund.com.

Monongahela All Cap Value Fund

MCMVX

Semi-Annual Shareholder Report - October 31, 2024

211S-MCMVX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

MONONGAHELA ALL CAP VALUE FUND
Semi-Annual Financials and Other Information
October 31, 2024
(Unaudited)

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 98.6%
Consumer Discretionary - 14.0%
10,000 Cracker Barrel Old Country Store,
Inc. $ 475,700
7,500 eBay, Inc. 431,325
52,500 El Pollo Loco Holdings, Inc.
(a)
641,550
20,000 Garrett Motion, Inc.
(a)
148,600
15,000 H&R Block, Inc. 895,950
5,000 Johnson Outdoors, Inc., Class A 158,100
3,000 Mohawk Industries, Inc.
(a)
402,810
4,500 Tapestry, Inc. 213,525
10,000 Williams-Sonoma, Inc. 1,341,300
4,708,860
Consumer Staples - 17.1%
10,350 Alico, Inc. 253,679
10,000 Archer-Daniels-Midland Co. 552,100
10,500 General Mills, Inc. 714,210
17,500 Kenvue, Inc. 401,275
4,500 Kimberly-Clark Corp. 603,810
5,000 Kirin Holdings Co., Ltd., ADR 73,700
12,500 Lamb Weston Holdings, Inc. 971,125
3,000 Target Corp. 450,120
6,000 The Estee Lauder Cos., Inc. 413,640
750 The Hershey Co. 133,185
2,750 The Procter & Gamble Co. 454,245
5,000 Tootsie Roll Industries, Inc. 145,850
2,500 United-Guardian, Inc. 33,175
35,000 WK Kellogg Co. 582,050
5,782,164
Energy - 4.3%
10,500 ONEOK, Inc. 1,017,240
3,500 Phillips 66 426,370
1,443,610
Financials - 6.9%
12,000 Equitable Holdings, Inc. 544,080
2,500 Farmers National Banc Corp. 34,400
14,500 MetLife, Inc. 1,137,090
17,500 Old Republic International Corp. 611,275
2,326,845
Health Care - 15.4%
3,000 Abbott Laboratories 340,110
14,500 Baxter International, Inc. 517,650
10,000 Bristol-Myers Squibb Co. 557,700
13,000 Hologic, Inc.
(a)
1,051,310
10,500 Merck & Co., Inc. 1,074,360
10,250 Revvity, Inc. 1,215,547
4,000 Zimmer Biomet Holdings, Inc. 427,680
5,184,357
Industrials - 23.0%
4,000 Curtiss-Wright Corp. 1,379,840
8,250 Emerson Electric Co. 893,227
5,000 Fortune Brands Innovations, Inc. 416,650
2,500 Hubbell, Inc. 1,067,575
8,750 Lindsay Corp. 1,047,375
10,053 MillerKnoll, Inc. 224,785
4,250 Rockwell Automation, Inc. 1,133,518
10,500 The Gorman-Rupp Co. 387,975
6,500 Westinghouse Air Brake
Technologies Corp. 1,221,870
7,772,815
Shares Security Description Value
Information Technology - 14.1%
7,500 Cognizant Technology Solutions
Corp., Class A $ 559,425
10,000 Coherent Corp.
(a)
924,400
12,500 Corning, Inc. 594,875
3,500 F5, Inc.
(a)
818,580
14,000 Kulicke & Soffa Industries, Inc. 628,040
25,000 NetScout Systems, Inc.
(a)
525,750
3,500 Texas Instruments, Inc. 711,060
4,762,130
Materials - 2.8%
1,000 Air Products and Chemicals, Inc. 310,530
5,000 PPG Industries, Inc. 622,550
933,080
Utilities - 1.0%
3,500 WEC Energy Group, Inc. 334,355
Total Common Stock (Cost $24,182,111) 33,248,216
Shares Security Description Value
Money Market Fund - 1.3%
450,594 First American
Treasury Obligations
Fund, Class X, 4.73%
(b)
(Cost $450,594) 450,594
Investments, at value - 99.9% (Cost $24,632,705) $ 33,698,810
Other Assets & Liabilities, Net - 0.1% 17,467
Net Assets - 100.0% $ 33,716,277
ADR American Depositary Receipt
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of October 31,
2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 33,698,810
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 33,698,810

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $24,632,705) $ 33,698,810
Receivables:
Dividends 35,055
Prepaid expenses 11,671
Total Assets
33,745,536
LIABILITIES
Accrued Liabilities:
Investment Adviser fees 4,977
Trustees’ fees and expenses 820
Fund services fees 9,806
Other expenses 13,656
Total Liabilities
29,259
NET ASSETS
$ 33,716,277
COMPONENTS OF NET ASSETS
Paid-in capital $ 22,893,534
Distributable Earnings 10,822,743
NET ASSETS
$ 33,716,277
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,624,488
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 20.76
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $107) $ 315,740
Interest income 2,274
Total Investment Income
318,014
EXPENSES
Investment adviser fees 122,289
Fund services fees 91,920
Custodian fees 2,632
Registration fees 8,511
Professional fees 24,991
Trustees' fees and expenses 4,708
Other expenses 23,305
Total Expenses 278,356
Fees waived
(139,763)
Net Expenses
138,593
NET INVESTMENT INCOME
179,421
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 120,508
Net change in unrealized appreciation (depreciation) on investments
2,174,560
NET REALIZED AND UNREALIZED GAIN
2,295,068
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 2,474,489

MONONGAHELA ALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
October 31, 2024
For the Year
Ended
April 30, 2024
OPERATIONS
Net investment income $ 179,421 $ 419,487
Net realized gain 120,508 1,541,706
Net change in unrealized appreciation (depreciation) 2,174,560 2,490,427
Increase in Net Assets Resulting from Operations
2,474,489 4,451,620
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (919,708)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,764,793 7,361,247
Reinvestment of distributions – 907,832
Redemption of shares
(752,564) (7,732,973)
Redemption fees
– 1,207
Increase in Net Assets from Capital Share Transactions
1,012,229 537,313
Increase in Net Assets
3,486,718 4,069,225
NET ASSETS
Beginning of Period
30,229,559 26,160,334
End of Period
$ 33,716,277 $ 30,229,559
SHARE TRANSACTIONS
Sale of shares 88,777 416,384
Reinvestment of distributions – 50,522
Redemption of shares
(37,137) (429,713)
Increase in Shares
51,640 37,193

MONONGAHELA ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
October 31,
2024
For the Years Ended April 30,
2024 2023 2022 2021 2020
NET ASSET VALUE, Beginning of
Period
$ 19.22 $ 17.04 $ 17.83 $ 19.56 $ 12.62 $ 14.03
INVESTMENT OPERATIONS
Net investment income (a) 0.11 0.26 0.34 0.28 0.23 0.28
Net realized and unrealized gain
(loss)
1.43 2.51 (0.33) (0.56) 6.92 (1.22)
Total from Investment Operations
1.54 2.77 0.01 (0.28) 7.15 (0.94)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.30) (0.30) (0.25) (0.20) (0.27)
Net realized gain
– (0.29) (0.50) (1.20) (0.01) (0.20)
Total Distributions to Shareholders
– (0.59) (0.80) (1.45) (0.21) (0.47)
REDEMPTION FEES(a)
– 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 20.76 $ 19.22 $ 17.04 $ 17.83 $ 19.56 $ 12.62
TOTAL RETURN
8.01%(c) 16.51% 0.08% (1.73)% 56.94% (7.26)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 33,716 $ 30,230 $ 26,160 $ 25,243 $ 24,426 $ 12,755
Ratios to Average Net Assets:
Net investment income 1.10%(d) 1.48% 2.00% 1.47% 1.41% 2.01%
Net expenses 0.85%(d) 0.85% 0.85% 0.85% 0.85% 0.85%
Gross expenses (e) 1.70%(d) 1.77% 1.90% 1.83% 2.21% 2.57%
PORTFOLIO TURNOVER RATE 7%(c) 37% 27% 30% 32% 47%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024

Note 1. Organization
The Monongahela All Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on July 1, 2013. The
Fund seeks total return through long-term capital appreciation and income.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Short-
term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the
Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset
Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024

and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of October 31, 2024, for the Fund’s investments is included in the Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund files a U.S.
federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the
Internal Revenue Service for a period of three years after they are filed. As of October 31, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024

Note 3. Fees and Expenses
Investment Adviser – Monongahela Capital Management (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the
Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses )
to 0.85% , through at least September 1, 2025 (“Expense Cap”). Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. The
Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. For the period ended October 31,
2024 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of October 31, 2024, $535,155 is subject to recapture by the Adviser . Other waivers are not eligible for recoupment. In addition, other Fund service providers may waive all or any portion of their fees and may reimburse certain expenses of the Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended October 31, 2024 were $4,856,349 and $2,288,698, respectively.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 95,026 $ 44,737 $ 139,763

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2024

Note 6. Federal Income Tax
As of October 31, 2024, cost of investments for federal income tax purposes is substantially the same for financial statement purposes and net unrealized appreciation consists of:
As of April 30, 2024, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Gross Unrealized Appreciation $ 9,543,051
Gross Unrealized Depreciation (476,946)
Net Unrealized Appreciation $ 9,066,105
Undistributed Ordinary Income
$ 111,494
Undistributed Long-Term Gain
1,292,184
Net Unrealized Appreciation
6,944,576
Total
$ 8,348,254

MONONGAHELA ALL CAP VALUE FUND
OTHER INFORMATION
October 31, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A

MONONGAHELA ALL CAP VALUE FUND
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 392-9331 (toll free)
monongahela.ta@apexfs.com
www.Moncapfund.com
INVESTMENT ADVISER
Monongahela Capital Management
223 Mercer Street
Harmony, PA 16037
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
211-SAR-1024

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	December 18, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	December 18, 2024